Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Receivables by product or service
Sale of natural gas and related products and services	$ 635	$ 599
Transportation of natural gas and related products	149	160
Joint interest	71	56
Other	4	1
Total	$ 859	$ 816